Accrued expenses and other current liabilities - Schedule of accrued expenses and other current liabilities (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accrued expenses and other current liabilities
Accrued payroll and welfare	¥ 147,072,840		¥ 149,779,684
Accrued marketing cost	26,351,904		34,322,591
Other tax payable	12,466,396		10,795,721
Deposits	9,309,174		10,450,774
Others	47,316,787		41,252,569
Total	¥ 242,517,101	$ 33,224,707	¥ 246,601,339